Hedging activities - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets:
Derivatives (Note 12)	€ 261	€ 448
Liabilities:
Derivatives (Note 12)	268	263
Commodity contracts | Non-current derivative assets
Assets:
Derivatives (Note 12)	38	30
Commodity contracts | Current derivative assets
Assets:
Derivatives (Note 12)	94	133
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 12)	30	6
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 12)	58	47
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives (Note 12)	0	4
Foreign currency contracts | Current derivative assets
Assets:
Derivatives (Note 12)	20	27
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives (Note 12)	2	10
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives (Note 12)	36	29
Interest rate and cross currency swaps | Non-current derivative assets
Assets:
Derivatives (Note 12)	62	157
Interest rate and cross currency swaps | Current derivative assets
Assets:
Derivatives (Note 12)	47	97
Interest rate and cross currency swaps | Non-current derivative liabilities
Liabilities:
Derivatives (Note 12)	137	171
Deal contingent forwards | Current derivative liabilities
Liabilities:
Derivatives (Note 12)	€ 5	€ 0